Consolidated Statements of Comprehensive Income (Unaudited) - 10-Q - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of Comprehensive Income [Abstract]
Net earnings	$ 36	$ 29
Other comprehensive income (loss):
Foreign currency translation gain, net of income taxes	1	0
Gain from pension settlements	3	0
Net unrecognized gain (loss) on postretirement obligations, net of income taxes	2	(1)
Other comprehensive income (loss), net of income tax	6	(1)
Total comprehensive income	$ 42	$ 28